NY

                                 AUGUST 1, 2000
                       SUPPLEMENT NO. 1 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                      DATED
                                 AUGUST 1, 2000

                   (SUPPLEMENT OFFERING BCTC IV SERIES 39 AND
                  IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)

This Supplement is part of, and should be read in conjunction with, Boston Capital's Prospectus. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus.

Series 39's Purpose--

o to invest in other limited partnerships that will each develop, own and operate an apartment complex used as low- and moderate-income housing.

Terms of Offering--

o Series 39 is offering at least 250,000 ($2.5 million) and up to 4,000,000 ($40 million) Beneficial Assignee Certificates that are the equivalent of limited partnership interests in Series 39;

o the price of the certificates is $10 each with a minimum investment of $5,000;

o   this offering will end no later than January 31, 2001; and

o your money will be held in escrow until at least 250,000 certificates are sold.

Series 39's Investors Will Receive--

o   federal housing tax credits;

o   tax losses that can offset passive income from any other investments; and

o   profits, if any, from the sale of the apartment complexes.

            Prior Performance of Boston Associates and Its Affiliates

Boston Capital Tax Credit Fund IV L.P. (the "Fund") has issued other series in other offerings -- Series 20 to Series 38. The Fund has issued a total of 59,629,160 certificates, raised $595,992,510 and admitted 32,846 investors within Series 20 through 38. See "Prior Performance of Boston Associates and Its Affiliates" in the Prospectus for information about Series 23 through 38.

                 Investment Objectives and Acquisition Policies

Series 39's principal business is to invest, as a limited partner, in other limited partnerships (the "operating partnerships"), each of which will develop, own and operate an apartment complex which is expected to qualify for federal housing tax credits in order to achieve the investment goals set forth in the Prospectus.

The attainment of Series 39's investment objectives will depend on many factors, including the ability of Boston Associates to select suitable investments on a timely basis, the timely completion and successful management of such investments and future economic conditions in the United States. Accordingly, there can be no assurance that Series 39 will meet its investment objectives.

Anticipated Investments

Series 39 expects to invest in the twelve operating partnerships described below. Each operating partnership will use a significant part of the funds invested by Series 39 to pay fees to the operating general partners. See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.

While Boston Associates believes that Series 39 is reasonably likely to acquire interests in the apartment complexes described below, it may not be able to do so. Before any acquisition is made, Boston Associates will complete its due diligence review as to the operating partnership and its apartment complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors. If any significant adverse information is obtained by Boston Associates, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. It is also possible that the acquisition terms may differ significantly from those described below. Accordingly, investors should not rely on the ability of Series 39 to invest in these apartment complexes or under the described investment terms in deciding whether to invest in Series 39. If Series 39 raises the entire $40 million, the anticipated acquisition of the operating partnership interests, described below, will represent approximately 99% of the total money which Series 39 currently expects to spend.

Management's Discussion and Analysis of Financial Condition and Results of Operations

Because Series 39 is currently in the offering phase, it has no material assets or any operating history. Series 39 expects to acquire interests in the following 12 operating partnerships, which will develop, own and operate apartment complexes, 10 of which are to be newly constructed and 2 of which are to be rehabilitated:

Partnership                                      Operating General Partner(s)
----------------------------------------------   -------------------------------------
 1. Arbors at Eagle Crest LDHA L.P.              Arbors at Eagle Crest Apartments LLC
    (the "Arbors at Eagle Crest Partnership")
    New Construction

 2. Arbors at Ironwood L.P.                      Ironwood Apartments LLC
    (the "Arbors at Ironwood Partnership")
    New Construction

 3. Arcadia East Apartments II L.P.              Calhoun Properties
    (the "Arcadia East Partnership")
    Property Rehabilitation

Partnership                                      Operating General Partner(s)
----------------------------------------------   ----------------------------------
 4. Ashton Meadows L.P.                          Ambling Development Company
    (the "Ashton Meadows Partnership")           Valdosta Housing Authority
    New Construction

 5. Austin Acres L.P.                            Wabuck Development Company
    (the "Austin Acres Partnership")
    New Construction

 6. Columbia Creek L.P.                          Noel F. Khalil
    (the "Columbia Creek Partnership")           Jane Creekmore
    New Construction

 7. Daystar Village L.P.                         Wabuck Development Company
    (the "Daystar Village Partnership")
    New Construction

 8. Orchard Cove L.P.                            Norsouth Corporation
    (the "Orchard Cove Partnership")
    New Construction

 9. Gouverneur L.P.                              Home Properties
    (the "Pine Grove Partnership")
    New Construction

10. Senior Suites Chicago Hegewisch L.P.         Senior Suites Chicago Corporation
    (the "Senior Suites Chicago Partnership")
    New Construction

11. Tally Ho Apartments L.P.                     M. Reimer Calhoun
    (the "Tally Ho Partnership")
    Property Rehabilitation

12. Timber Mill L.P.                             Charles Smith
    (the "Timber Mill Partnership")              Mike Smith
    New Construction

None of the operating general partners or the management companies is affiliated with Boston Associates.

Permanent mortgage loan financing for the apartment complexes will be provided from a variety of sources. Boston Associates believes that each of the apartment complexes will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the apartment complexes and the anticipated terms of investment in each operating partnership.

The priority return base for Series 39 is $.975 per certificate (9.75%). The priority return base is the level of return that investors must receive before Boston Associates may receive a 5% share in the proceeds from the sale or refinancing of apartment complexes. In establishing the priority return base, Boston Associates does not represent that Series 39 is expected to provide this level of return to investors. Boston Associates will receive fees and compensation for services prior to investors receiving the priority return.

           INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                  Basic       Government
Partnership       Location      Number     Monthly     Assistance
Name              of Property   of Units   Rents (1)   Anticipated
------------------------------------------------------------------------
1. Arbors at      Mount            120     $330 1BR    Federal Housing
   Eagle Crest    Pleasant,                $400 2BR    Tax Credits
   Partnership    Michigan                 $465 3BR

2. Arbors at      Mishawaka,        88     $376 1BR    Federal Housing
   Ironwood       Indiana                  $473 2BR    Tax Credits
   Partnership                             $542 3BR

3. Arcadia East   Arcadia,          32     $403 2BR    RHS Sec. 515
   Partnership    Louisiana

4. Ashton         Valdosta,         81     $296 1BR    Home
   Meadows        Georgia                  $344-       Investment
   Partnership                             $355 2BR    Partnerships
                                                       Program (5)

Operating         Permanent        Mortgage   Annual                 Annual
Partnership       Mortgage         Interest   Reserve   Management   Management
Name              Loan             Rate       Amount    Agent        Fee
--------------------------------------------------------------------------------------
1. Arbors at      TCF Bank           9.10%    $21,000   Sterling     5% of net
   Eagle Crest    $1,800,000 (3)                        Management   rental income
   Partnership                                          Ltd.

2. Arbors at      Boston Capital     8.57%    $15,400   Sterling     4% of net
   Ironwood       Finance LLC                           Management   rental income
   Partnership    $1,820,000 (4)                        Ltd.

3. Arcadia East   $852,385           1% (2)   $8,640    Calhoun      $40 per occupied
   Partnership                                          Property     unit per month
                                                        Management
4. Ashton         First Union        8.75%    $16,200   Ambling      6% of net
   Meadows        National Bank                         Management   rental income
   Partnership    $349,000 (5)
                  Georgia             1%
                  Community
                  Affairs
                  Department
                  $2,000,000 (5)

-----------------
1  Exclusive of utilities, unless indicated otherwise.

2 Rural Housing Service ("RHS") (formerly Farmers Home Administration) 515 loan with a term of 50 years and a stated interest rate of between 7.5% and 9.5%, written down to an effective rate of 1% through an interest credit subsidy, and payments of principal and interest on the basis of a 50 year amortization schedule.

3 The terms of the Arbors at Eagle Crest Partnership's anticipated permanent first mortgage loan in the amount of $1,800,000 are expected to include a term of 30 years, an interest rate of 9.10% and payments of principal and interest on the basis of a 50-year amortization schedule.

4 The terms of the Arbors at Ironwood Partnership's anticipated permanent first mortgage loan in the amount of $1,820,000 are expected to include a term of 30 years, an interest rate of 8.57% and payments of principal and interest on the basis of a 50-year amortization schedule.

5 (a) The terms of the Ashton Meadows Partnership's anticipated permanent first mortgage loan in the amount of $349,000 are expected to include a term of 20 years, an interest rate of 8.75% and payments of principal and interest on the basis of a 20-year amortization schedule.

   (b) The terms of the Ashton Meadows Partnership's anticipated permanent second mortgage loan in the amount of $2,000,000 are expected to include a term of 20 years, an interest rate of 1% and payments of principal and interest on the basis of a 50-year amortization schedule.

           INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                  Basic       Government
Partnership       Location      Number     Monthly     Assistance
Name              of Property   of Units   Rents (1)   Anticipated
------------------------------------------------------------------------
5. Austin Acres   Hopkinsville,     32     $380 1BR    Home Investment
   Partnership    Kentucky                             Partnerships
                                                       Program (6)

6. Columbia       Woodstock,       172     $569-       Federal Housing
   Creek          Georgia                  $655 2BR    Tax Credits
   Partnership                             $649-
                                           $711 3BR

Operating         Permanent        Mortgage   Annual                    Annual
Partnership       Mortgage         Interest   Reserve   Management      Management
Name              Loan             Rate       Amount    Agent           Fee
-----------------------------------------------------------------------------------------------
5. Austin Acres   Leitchfield     8.87%       $8,130    Homeland, Inc.  5% of net rental income
   Partnership    Deposit Bank
                  $44,000 (6)
                  Leitchfield     2.50%
                  Deposit Bank
                  $318,000 (6)
                  Federal Home     1%
                  Loan Bank of
                  Cincinnati
                  $344,000 (6)

6. Columbia       First Union     8.75%       $34,400   Affordable      6% of net rental income
   Creek          National Bank                         Housing
   Partnership    $6,722,000 (7)                        Partnership

-----------------
6 (a) The terms of the Austin Acres Partnership's anticipated permanent first mortgage loan in the amount of $44,000 are expected to include a term of 40 years, an interest rate of 8.87% and payments of principal and interest on the basis of a 40-year amortization schedule.

   (b) The terms of the Austin Acres Partnership's anticipated permanent second mortgage loan in the amount of $318,000 are expected to include a term of 40 years, an interest rate of 2.50% and payments of principal and interest on the basis of a 40-year amortization schedule.

   (c) The terms of the Austin Acres Partnership's anticipated permanent third mortgage loan in the amount of $344,000 are expected to include a term of 15 years, an interest rate of 1% and payments of principal and interest on the basis of a 30-year amortization schedule.

7 The terms of the Columbia Creek Partnership's anticipated permanent first mortgage loan in the amount of $6,722,000 are expected to include a term of 30 years, an interest rate of 8.75% and payments of principal and interest on the basis of a 30-year amortization schedule.

           INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                    Basic       Government
Partnership         Location      Number     Monthly     Assistance
Name                of Property   of Units   Rents (1)   Anticipated
--------------------------------------------------------------------------
7. Daystar Village   Bowling        32      $360 1BR    Home investment
   Partnership       Green,                             Partnerships
                     Kentucky                           Program (8)

8. Orchard Cove      Covington,    188      $505-       Federal Housing
   Partnership       Georgia                $605 1BR    Tax Credits
                                            $600-
                                            $710 2BR
                                            $690-
                                            $795 3BR

9. Pine Grove        Gouverneur,    48      $265 1BR    Housing Trust
   Partnership       New York               $330 2BR    Fund Program

Operating           Permanent        Mortgage   Annual                    Annual
Partnership         Mortgage         Interest   Reserve   Management      Management
Name                Loan             Rate       Amount    Agent           Fee
-------------------------------------------------------------------------------------------
7. Daystar Village  Leitchfield       9.25%     $8,130    Homeland,       5% of net rental income
   Partnership      Deposit Bank                          Inc.
                    $307,546 (8)
                    Federal Home      2.50%
                    Loan Bank of
                    Cincinnati
                    $318,000 (8)

8. Orchard Cove     Midland           8.65%     $32,900   Norsouth        6% of net rental income
   Partnership      Mortgage                              Management
                    Investment
                    Group
                    $7,953,000 (9)

9. Pine Grove       New York           1%       $18,875   Conifer Realty  6% of net rental income
   Partnership      Division of
                    Housing &
                    Community
                    Renewal
                    $900,000 (10)

-----------------
8 (a) The terms of the Daystar Village Partnership's anticipated permanent first mortgage loan in the amount of $307,546 are expected to include a term of 15 years, an interest rate of 9.25% and payments of principal and interest on the basis of a 30-year amortization schedule.

   (b) The terms of the Daystar Village Partnership's anticipated permanent second mortgage loan in the amount of $318,000 are expected to include a term of 15 years, an interest rate of 2.50% and payments of principal and interest on the basis of a 30-year amortization schedule.

9 The terms of the Orchard Cove Partnership's anticipated permanent first mortgage loan in the amount of $7,953,000 are expected to include a term of 30 years, an interest rate of 8.65% and payments of principal and interest on the basis of a 30-year amortization schedule.

10 The terms of the Pine Grove Partnership's anticipated permanent first mortgage loan in the amount of $900,000 are expected to include a term of 30 years, an interest rate of 1% and payments of interest only.

                 INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                  Basic       Government
Partnership       Location      Number     Monthly     Assistance
Name              of Property   of Units   Rents (1)   Anticipated
------------------------------------------------------------------------
10. Senior Suites  Hegewisch,     84      $445-       Home Investment
    Chicago        Illinois               $595 1BR    Partnerships
    Partnership                                       Program (11)

11. Tally Ho       Campti,        26      $306 1BR    RHS Sec. 515
    Partnership    Louisiana                          with 100%
                                                      rental assistance

12. Timber Mill    Riverdale,     294     $600-       Tax Exempt Bond
    Partnership    Georgia                $640 1BR    Allocation
                                          $700-       Program
                                          $740 2BR

Operating          Permanent        Mortgage   Annual                  Annual
Partnership        Mortgage         Interest   Reserve   Management    Management
Name               Loan             Rate       Amount    Agent         Fee
----------------------------------------------------------------------------------------------
10. Senior Suites  Harris Trust &     8.75%    $15,809   Senior        5% of net rental income
    Chicago        Savings Bank                          Lifestyle
    Partnership    $682,000 (11)                         Management
                   Chicago Housing     1%                Corporation
                   Authority
                   $3,387,664 (11)
                   Illinois Housing    1%
                   Development
                   Authority
                   $750,000 (11)

11. Tally Ho       $588,999           1% (2)   $4,000    Calhoun       $40 per occupied unit
    Partnership                                          Property      per month
                                                         Management

12. Timber Mill     Georgia Housing    7%      $58,800   Sterling      6% of net rental income
    Partnership     Finance                              Management
                    Authority                            Corporation
                    $16,000,000
                    (12)

-----------------
11 (a) The terms of the Senior Suites Chicago Partnership's anticipated permanent first mortgage loan in the amount of $682,000 are expected to include a term of 30 years, an interest rate of 8.75% and payments of principal and interest on the basis of a 30-year amortization schedule.

   (b) The terms of the Senior Suites Chicago Partnership's anticipated permanent second mortgage loan in the amount of $3,387,664 are expected to include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 50-year amortization schedule.

   (c) The terms of the Senior Suites Chicago Partnership's anticipated permanent third mortgage loan in the amount of $750,000 are expected to include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 50-year amortization schedule.

12 The terms of the Timber Mill Partnership's anticipated permanent first mortgage loan in the amount of $16,000,000 are expected to include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 30-year amortization schedule.

                 TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                   Ownership
                                   Interest (%)
                                   Profits,
                                   Losses,          Operating
                    BCTC IV        Credit/Net       General        Operating
    Partnership     Capital        Cash Flow/       Partner        Deficit
    Name            Contribution   Backend          Contribution   Guarantee
------------------- -------------- ---------------- -------------- -----------------
 1. Arbors at       $4,377,928     99.99/20/30      $100           Unlimited in
    Eagle Crest                                                    amount for
    Partnership                                                    3 years

 2. Arbors at       $3,701,406     99.99/20/50      $100           Unlimited in
    Ironwood                                                       amount for
    Partnership                                                    3 years

 3. Arcadia East    $507,222       99.99/30/30      $12,115        Unlimited in
    Partnership                                                    duration
                                                                   and amount

 4. Ashton          $2,158,349     100/20/50        $100           $400,000 in
    Meadows                                                        the aggregate
    Partnership                                                    for the first
                                                                   18 months;
                                                                   $200,000 in the
                                                                   aggregate for
                                                                   the next

 5. Austin Acres    $1,195,165     99/30/50         $100           $150,000 in the
    Partnership                                                    aggregate for
                                                                   3 years

 6. Columbia        $3,082,642     100/15/55        $100           Unlimited in
    Creek                                                          amount for
    Partnership                                                    3 years

 7. Daystar         $1,116,454     99/20/20         $100           $150,000 in the
    Village                                                        aggregate for
    Partnership                                                    3 years

 8. Orchard         $2,420,905     100/20/50        $100           $600,000 in the
    Cove                                                           aggregate for
    Partnership                                                    5 years

 9. Pine Grove      $2,400,778     99/10/20         $100           Unlimited in
    Partnership                                                    duration
                                                                   and amount

10. Senior Suites   $4,523,072     99.90/15/15      $100           $400,000 in the
    Chicago                                                        aggregate for
    Partnership                                                    4 years

11. Tally Ho        $530,698       99.99/30/30      $44,130        Unlimited in
    Partnership                                                    duration
                                                                   and amount

12. Timber Mill     $3,586,778     100/25/25        $100           $550,000 in the
    Partnership                                                    aggregate for
                                                                   3 years

                                   Fund's                           Annual
                                   Approximate      Development     Partnership   Asset
                    Operating      Average Annual   Fee/Other       Management    Management
    Partnership     Partnership's  Anticipated      Distributions   Fee to        Fee to Boston
    Name            Credit Base    Federal Credit   to Operating GP Operating GP  Capital
------------------- -------------  ---------------- --------------- ------------- --------------
 1. Arbors at       $10,737,589    $561,273         $1,000,000      $8,400        $8,400
    Eagle Crest
    Partnership

 2. Arbors at       $5,589,366     $467,646         $650,000        $6,200        $6,200
    Ironwood
    Partnership

 3. Arcadia East    $1,274,102     $65,028          $65,088         $1,600        $1,600
    Partnership

 4. Ashton          $4,348,000     $283,993         $557,000        $3,000        $3,000
    Meadows
    Partnership

 5. Austin Acres    $1,806,000     $153,226         $182,000        $2,500        $2,500
    Partnership

 6. Columbia        $9,193,000     $395,210         $1,515,000      $ 15,000      $15,000
    Creek
    Partnership

 7. Daystar         $1,721,741     $143,135         $173,000        $2,500        $2,500
    Village
    Partnership

 8. Orchard         $8,761,000     $314,403         $1,680,000      $10,000       $10,000
    Cove
    Partnership

 9. Pine Grove      $4,664,000     $359,074         $490,000        $6,500        $3,600
    Partnership

10. Senior Suites   $8,510,196     $587,412         $659,000        $5,000        $5,000
    Chicago
    Partnership

11. Tally Ho        $1,180,102     $68,038          $61,712         $1,300        $1,300
    Partnership

12. Timber Mill     $13,512,000    $448,347         $2,400,000      $250,000      $25,000
    Partnership

THE ARBORS AT EAGLE CREST PARTNERSHIP
(Arbors at Eagle Crest Apartments)

Arbors at Eagle Crest Apartments is a 120-unit apartment complex for families which is being constructed in Mt. Pleasant, Michigan. Arbors at Eagle Crest Apartments will consist of 24 one-bedroom units, 64 two-bedroom units and 32 three-bedroom units contained in 9 buildings. The complex will offer a community room, pool, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, cable television hook-up and a patio or porch.

Construction of Arbors at Eagle Crest Apartments began in July, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion           Number of Units    Rent-Up
-----------------   -----------------   -----------------   ---------------
        30          September, 2001            10           November, 2001
        20          October, 2001              20           December, 2001
        40          November, 2001             30           January, 2002
        20          December, 2001             40           February, 2002
        10          January, 2002              20           March, 2002

THE ARBORS AT IRONWOOD PARTNERSHIP
(Arbors at Ironwood Apartments)

Arbors at Ironwood Apartments is an 88-unit apartment complex for families which is being constructed in Mishawaka, Indiana. Arbors at Ironwood Apartments will consist of 8 one-bedroom units, 48 two-bedroom units and 32 three-bedroom units contained in 7 buildings. The complex will offer a community room, pool, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, cable television hook-up and a patio or porch.

Construction of Arbors at Ironwood Apartments began in July, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion           Number of Units    Rent-Up
-----------------   -----------------   -----------------   ---------------
        20          September, 2001            10           December, 2001
        20          October, 2001              35           January, 2002
        20          November, 2001             43           February, 2002
        20          December, 2001
         8          January, 2002

THE ARCADIA EAST PARTNERSHIP
(Arcadia East Apartments)

Arcadia East Apartments is an existing 32-unit apartment complex for families which is to be rehabilitated on 1226 First Street in Arcadia, Louisiana. Arcadia East Apartments will consist of 32 two-bedroom units contained in 4 buildings. The complex will offer a community room, recreation room, basketball court, individual storage units and central laundry facilities.

Individual units will contain a refrigerator, range, microwave, air conditioning and wall-to-wall carpeting.

Rehabilitation of Arcadia East Apartments is anticipated to begin in September, 2000. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

 Number of Units    Completion      Number of Units    Rent-Up
-----------------   ------------   -----------------   ----------------
        32          July, 2001            8            August, 2001
                                          8            September, 2001
                                          8            October, 2001
                                          8            November, 2001

THE ASHTON MEADOWS PARTNERSHIP
(Ashton Meadows Apartments)

Ashton Meadows Apartments is an 81-unit apartment complex for senior citizens which is to be constructed on Demiss Road and Connell Road in Valdosta, Georgia. Ashton Meadows Apartments will consist of 56 one-bedroom units and 25 two-bedroom units contained in 2 buildings. The complex will offer a function room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

Construction of Ashton Meadows Apartments is anticipated to begin in November, 2000. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
-----------------   ----------------   -----------------   ---------------
        40          November, 2001            20           January, 2002
        41          December, 2001            20           February, 2002
                                              20           March, 2002
                                              21           April, 2002

THE AUSTIN ACRES PARTNERSHIP
(Austin Acres Apartments)

Austin Acres Apartments is a 32-unit apartment complex for senior citizens which is to be constructed in Hopkinsville, Kentucky. Austin Acres Apartments will consist of 32 one-bedroom units contained in 1 building. The complex will offer a community room, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, roll in shower, air conditioning, cable television hook-up, an emergency call system and a patio or porch.

Construction of Austin Acres Apartments is anticipated to begin in August, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
-----------------   ----------------   -----------------   ------------
        20          February, 2001            8            April, 2001
        12          March, 2001               8            May, 2001
                                              8            June, 2001
                                              8            July, 2001

THE COLUMBIA CREEK PARTNERSHIP
(Columbia Creek Apartments)

Columbia Creek Apartments is a 172-unit apartment complex for families which is being constructed on Arnold Mill Road in Woodstock, Georgia. Columbia Creek Apartments will consist of 120 two-bedroom units and 52 three-bedroom units contained in 11 buildings. The complex will offer a function room, pool, playground and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal and air conditioning.

Construction of Columbia Creek Apartments began in June, 2000. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

 Number of Units    Completion           Number of Units    Rent-Up
-----------------   -----------------   -----------------   ----------------
        34          June, 2001                 30           July, 2001
        34          July, 2001                 15           August, 2001
        34          August, 2001               15           September, 2001
        34          September, 2001            15           October, 2001
        36          October, 2001              15           November, 2001
                                               15           December, 2001
                                               15           January, 2002
                                               15           February, 2002
                                               15           March, 2002
                                               15           April, 2002
                                                7           May, 2002

THE DAYSTAR VILLAGE PARTNERSHIP
(Daystar Village Apartments)

Daystar Village Apartments is a 32-unit apartment complex for senior citizens which is to be constructed in Bowling Green, Kentucky. Daystar Village Apartments will consist of 32 one-bedroom units contained in 4 buildings. The complex will offer a community room, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher and a patio or porch.

Construction of Daystar Village Apartments is anticipated to begin in August, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
-----------------   ----------------   -----------------   ------------
        20          February, 2001            8            April, 2001
        12          March, 2001               8            May, 2001
                                              8            June, 2001
                                              8            July, 2001

THE ORCHARD COVE PARTNERSHIP
(Orchard Cove Apartments)

Orchard Cove Apartments is a 188-unit apartment complex for families which is being constructed on Gross Lake Parkway at Fairview Road in Covington, Georgia. Orchard Cove Apartments will consist of 44 one-bedroom units, 108 two-bedroom units and 36 three-bedroom units contained in 18 buildings. The complex will offer a function room, pool, playground and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, ceiling fan, and a patio or porch.

Construction of Orchard Cove Apartments began in April, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion       Number of Units    Rent-Up
-----------------   -------------   -----------------   ----------------
        47          March, 2001            12           April, 2001
        47          April, 2001            16           May, 2001
        47          May, 2001              16           June, 2001
        47          June, 2001             16           July, 2001
                                           16           August, 2001
                                           16           September, 2001
                                           16           October, 2001
                                           16           November, 2001
                                           16           December, 2001
                                           16           January, 2002
                                           16           February, 2002
                                           16           March, 2002

THE PINE GROVE PARTNERSHIP
(Pine Grove Apartments)

Pine Grove Apartments is a 48-unit apartment complex for senior citizens which is being constructed on West Barney Street in Gouverneur, New York. Pine Grove Apartments will consist of 40 one-bedroom units and 8 two-bedroom units contained in 1 building. The complex will offer a function room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher and a patio or porch.

Construction of Pine Grove Apartments began in June, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion       Number of Units    Rent-Up
-----------------   -------------   -----------------   ----------------
        48          March, 2001            6            April, 2001
                                           6            May, 2001
                                           6            June, 2001
                                           6            July, 2001
                                           6            August, 2001
                                           6            September, 2001
                                           6            October, 2001
                                           6            November, 2001

THE SENIOR SUITES CHICAGO PARTNERSHIP
(Senior Suites of Hegewisch Apartments)

Senior Suites of Hegewisch Apartments is an 84-unit apartment complex for senior citizens which is to be constructed in Hegewisch, Illinois. Senior Suites of Hegewisch Apartments will consist of 84 one-bedroom units contained in 1 building. The complex will offer a community room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, roll in shower, air conditioning, wall-to-wall carpeting, cable television hook-up, an emergency call system and a patio or porch.

Construction of Senior Suites of Hegewisch Apartments is anticipated to begin in August, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion           Number of Units    Rent-Up
-----------------   -----------------   -----------------   ---------------
        20          July, 2001                 20           January, 2002
        20          August, 2001               20           February, 2002
        20          September, 2001            20           March, 2002
        24          October, 2001              24           April, 2002

THE TALLY HO PARTNERSHIP
(Tally Ho Apartments)

Tally Ho Apartments is an existing 26-unit apartment complex for families which is to be rehabilitated on 131 Robicu in Campti, Louisiana. Tally Ho Apartments will consist of 26 one-bedroom units contained in 7 buildings. The complex will offer a community room, basketball courts and central laundry facilities.

Individual units will contain a refrigerator, range, microwave, air conditioning and wall-to-wall carpeting.

Rehabilitation of Tally Ho Apartments is anticipated to begin in September, 2000. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

 Number of Units    Completion      Number of Units    Rent-Up
-----------------   ------------   -----------------   ----------------
        26          July, 2001            8            August, 2001
                                          8            September, 2001
                                          8            October, 2001
                                          2            November, 2001

THE TIMBER MILL PARTNERSHIP
(Lake Ridge Apartments)

Lake Ridge Apartments is a 294-unit apartment complex for families which is being constructed on Lake Ridge Parkway at State Route 85 in Riverdale, Georgia. Lake Ridge Apartments will consist of 84 one-bedroom units and 210 two-bedroom units contained in 11 buildings. The complex will offer a function room, pool and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

Construction of Lake Ridge Apartments began in March, 2000. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

 Number of Units    Completion           Number of Units    Rent-Up
-----------------   -----------------   -----------------   ----------------
        49          June, 2001                 21           July, 2001
        49          July, 2001                 21           August, 2001
        49          August, 2001               21           September, 2001
        49          September, 2001            21           October, 2001
        49          October, 2001              21           November, 2001
        49          November, 2001             21           December, 2001
                                               21           January, 2002
                                               21           February, 2002
                                               21           March, 2002
                                               21           April, 2002
                                               21           May, 2002
                                               21           June, 2002
                                               21           July, 2002
                                               21           August, 2002

                                 * * * * * * * *